Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Schedule of entities under common ownership

Entities under common ownership	Percentage of collective ownership	Date of incorporation or combination	Initial capital contribution
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	$992,813
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	$81,054

Schedule of subsidiaries and consolidated VIEs of the Company

The subsidiaries and consolidated VIEs of the Company as of December 31, 2012 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	100%	November 11, 2010	PRC
Guangdong Taomee Animation Technology Co., Ltd. ("Guangdong Taomee")	95%	June 1, 2012	PRC
Shanghai Xinsheng Information Technology Co., Ltd. ("Shanghai Xinsheng")	100%	October 31, 2012	PRC

Summary of financial information of the Group's two VIEs included in the accompanying consolidated financial statements (after eliminating all intercompany transactions and balances)

	December 31,
	2011	2012
Total asset	$24,162,836	$22,476,039

Total liabilities	$22,873,058	$20,722,906

	For the year ended December 31,
	2010	2011	2012
Net revenues	$34,726,994	$41,204,989	$33,535,368

Net income	$30,929,755	$33,468,498	$20,773,883